Share-Based Awards - Schedule of Fair Value of Performance Shares (Details) - Performance Restricted Units (PRSU)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award
Expected volatility	76.76%
Risk-free interest rate	3.89%